Account Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2021
Account Payables and Accrued Expenses
Account Payables and Accrued Expenses

Note 14. Account Payables and Accrued Expenses

As at December 31:	2021	2020
Trade and account payables	$6,579	$9,923
Interest payables	482	521
Value-added, goods and services and other taxes (other than income taxes)	1,550	1,194
Compensation	272	289
Contract liabilities under contracts with customers	1,864	2,767
Lease liabilities	291	384
Provision for a financial loss	283	575
Due to an affiliate (see Note 25)	25	27
	$11,346	$15,680

Trade payables arise from the Group’s day-to-day activities. The Group’s expenses for services and other operational expenses are included in account payables. Generally, these payables and accrual accounts do not bear interest and have a maturity of less than one year.

Contract liabilities under contracts with customers

The movements of contract liabilities under contracts with customers for the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Balance, beginning of the year	$2,767	$4,637
Considerations received	614	2,329
Reclassification to profit or loss upon satisfaction of performance obligations	(1,517)	(1,715)
Write-off	—	(2,600)
Other adjustments	—	116
Balance, end of the year	$1,864	$2,767

The Group expects to recognize the contract liabilities as revenue upon satisfaction of performance obligations in the following years:

	2021	2020
Year 1 after the year-end (included in current liabilities)	$1,864	$2,767
	$1,864	$2,767

Note 14. Account Payables and Accrued Expenses (continued)

Lease liabilities

Future lease payments included in the measurement of the lease liabilities as at December 31, 2021 are as follows:

Years ending December 31:	Principal	Interest	Total
2022	$291	$23	$314
2023	233	13	246
2024	243	3	246
	$767	$39	$806

As at December 31, 2021, the principal amounts of the lease liabilities were presented in the consolidated statement of financial position as follows:

Current liabilities	$291
Non-current liabilities	476
$767

As at December 31, 2021, the lease liabilities, which principally comprised office premises (see Note 11), have varying terms and are subject to the customary practices in the local regions. The Group expects to pay for these future lease payments from cash flow from operations. Management does not expect material exposure arising from variable lease payments, extension options and termination options, residual value guarantees and leases not yet commenced to which the Group is committed.

The Group recognized the following associated with its lease liabilities for the year ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Interest expense	$42	$59	$71
Expense relating to short-term leases with payments directly charged to profit or loss	358	533	881
Expense relating to leases of low-value assets with payments directly charged to profit or loss	115	—	—
Expense relating to variable lease payments not included in the measurement of lease liabilities	—	—	—
Total cash outflows for leases	939	1,043	1,824
Gain on COVID-19-related rent concessions	—	(6)	—
Depreciation charge for right-of-use assets (see Note 11)	436	514	738
Carrying amount of right-of-use assets at the end of the reporting period (see Note 11)	692	1,109	1,188